PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
PROVISIONS
Schedule of provisions

		Additions				RECPAM,
						currency	Balances
	Balances as	Capital	Financial		Payments	translation	as of
	of December 31,		result			adjustments	December 31,
	2022	(i)	(ii)	Reclassifications		and others	2023
Current
Legal Claims and contingent liabilities	8,201	9,889	—	12,695	(26,018)	573	5,340
Total current provisions	8,201	9,889	—	12,695	(26,018)	573	5,340
Non- Current
Legal Claims and contingent liabilities	20,261	11,665	10,373	(12,695)	(4)	(16,793)	12,807
Asset retirement obligations	16,031	13,775	—	—	—	(16,496)	13,310
Total non-current provisions	36,292	25,440	10,373	(12,695)	(4)	(33,289)	26,117

Total provisions	44,493	35,329	10,373	—	(26,022)	(32,716)	31,457

		Additions				RECPAM,
			Financial			currency
	Balances as	Capital	result		Payments	translation	Balances
	of					adjustments and	as of
	December 31, 2021	(iii)	(iv)	Reclassifications		others	December 31, 2022
Current
Legal Claims and contingent liabilities	13,017	24,137	—	20,765	(48,894)	(824)	8,201
Total current provisions	13,017	24,137	—	20,765	(48,894)	(824)	8,201

Non- Current
Legal Claims and contingent liabilities	37,061	12,923	5,907	(20,765)	—	(14,864)	20,261
Asset retirement obligations	21,017	6,328	—	—	—	(11,315)	16,031
Total non-current provisions	58,078	19,251	5,907	(20,765)	—	(26,179)	36,292

Total provisions	71,095	43,388	5,907	—	(48,894)	(27,003)	44,493

(i)$21,554 million charged to Other operating expenses and $13,775 million charged to Right of use assets.

(ii)	Charged to Other foreign currency exchange gains (losses) and Other interests, net.
(iii)	$37,033 million charged to Other operating expenses, $27 million charged to Other receivables current and $6,328 million charged to Right of use assets.
(iv)	Charged to Other interests, net.